Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jul. 28, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Aug. 01, 2014
U.S. Government Securities Fund | Class A
Risk/Return:
Trading Symbol	SGTAX
U.S. Government Securities Fund | Class B
Risk/Return:
Trading Symbol	SGTBX
U.S. Government Securities Fund | Class C
Risk/Return:
Trading Symbol	NASBX
GNMA Fund | Class A
Risk/Return:
Trading Symbol	GNMAX
GNMA Fund | Class B
Risk/Return:
Trading Symbol	GNMBX
GNMA Fund | Class C
Risk/Return:
Trading Symbol	GNMTX
Strategic Bond Fund | Class A
Risk/Return:
Trading Symbol	SDIAX
Strategic Bond Fund | Class B
Risk/Return:
Trading Symbol	SDIBX
Strategic Bond Fund | Class C
Risk/Return:
Trading Symbol	NAICX
High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	SHNAX
High Yield Bond Fund | Class B
Risk/Return:
Trading Symbol	SHNBX
High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	SHNCX